Pension and Other Post-Retirement Plans - Weighted-Average Assumptions used to Determine Benefit Obligation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.K. Plan
Weighted average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost
Discount rate used to calculate benefit obligation (as a percent)	4.00%	3.70%	4.40%
Discount rate used to calculate net periodic pension cost (as a percent)	3.65%	4.40%	4.50%
Rate of compensation increase (as a percent)	2.00%	2.00%	2.00%
Expected return on assets (as a percent)	6.30%	7.50%	6.70%
Canadian Plan
Weighted average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost
Discount rate used to calculate benefit obligation (as a percent)	4.15%	4.00%	5.00%
Discount rate used to calculate net periodic pension cost (as a percent)	4.00%	5.00%	4.50%
Rate of compensation increase (as a percent)	3.00%	3.00%	3.00%
Expected return on assets (as a percent)	6.25%	6.50%	6.50%